Label	Element	Value
Themes Uranium & Nuclear ETF | Constellation Energy Corp.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.60%
Themes Uranium & Nuclear ETF | Cameco Corp.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	7.70%
Themes Uranium & Nuclear ETF | Oklo, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.90%
Themes Uranium & Nuclear ETF | Silex Systems Ltd.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.90%
Themes Uranium & Nuclear ETF | Lightbridge Corp.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.60%
Themes Uranium & Nuclear ETF | American Electric Power Co., Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.40%
Themes Uranium & Nuclear ETF | Duke Energy Corp.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.40%
Themes Uranium & Nuclear ETF | PG&E Corp.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.20%
Themes Uranium & Nuclear ETF | Centrus Energy Corp.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.20%
Themes Uranium & Nuclear ETF | NexGen Energy Ltd.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.10%
Themes Uranium & Nuclear ETF | Materials
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	46.30%
Themes Uranium & Nuclear ETF | Utilities
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	34.90%
Themes Uranium & Nuclear ETF | Industrials
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	14.30%
Themes Uranium & Nuclear ETF | Technology
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.90%
Themes Uranium & Nuclear ETF | Cash & Other
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.60%